Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the final allocation of the purchase price to the estimated fair values of assets acquired and liabilities assumed at the date of the acquisition, as well as the adjustments made during the measurement period.

	Preliminary Purchase Price Allocation	Measurement Period Adjustments	Final Purchase Price Allocation
Consideration allocated to:
Other tangible assets	$13,138	$(791)	$12,347
Property, plant and equipment	3,824	—	3,824
Intangible assets subject to amortization over 5 years	3,024	—	3,024
Goodwill	3,221	149	3,370
Total assets acquired	$23,207	$(642)	$22,565

Less:
Current liabilities	$7,211	$145	$7,356
Deferred income tax liabilities	979	—	979
Debt assumed	11,905	—	11,905
	$20,095	$145	$20,240

Total net assets acquired	$3,112	$(787)	$2,325

Consideration:
Paid to sellers	$3,112	$(787)	$2,325

Schedule Of Purchase Price Allocations
This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2013, nor are they indicative of any future results.

	Years ended December 31,
	2014	2013
Revenue
Revenue for the period	$130,569	$164,032
Add: BAF - see (note 4(b))	—	7,249
Add: Prins	30,993	30,885
Pro forma revenue for the period	$161,562	$202,166

Net Loss
Net loss for the period	$(149,619)	$(185,410)
Add: BAF - see (note 4(b))	—	(4,038)
Add: Prins	91	(1,381)
Pro forma net loss for the period	$(149,528)	$(190,829)

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
The following table summarizes management’s final fair market valuation of the assets acquired and liabilities assumed at the acquisition date based on the results of a valuation report issued by a third-party valuation firm.

Consideration allocated to:
Other tangible assets, including cash of $1,178	$9,116
Property, plant and equipment	905
Intangible assets subject to amortization over 3 to 10 years	7,729
Goodwill	18,542

Total assets acquired	36,292
Less: total liabilities	(6,594)

Total net assets acquired	$29,698

Consideration:
Payable to Clean Energy	$2,322
Common shares issued	24,091
Common shares to be issued	3,285

$29,698

The fair values for specifically identifiable intangible assets by major asset class are as set forth below.

	Assigned fair value	Weighted average amortization period
Customer relationships	$6,350	8 years
Core technology	160	10 years
Other intangibles	1,219	3 years
Total	$7,729	7 years

Business Acquisition, Pro Forma Information
This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2012, nor are they indicative of any future results.

	Years ended December 31,
	2013	2012
Revenue	$171,281	$181,972
Net loss	$(189,448)	$(100,946)